Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 22, 2024 USD ($) shares $ / shares	Feb. 21, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While the Company does not have a formal written policy in place with regard to the timing of stock option awards in relation to the disclosure of material nonpublic information, we regularly award annual equity grants, including stock options, to our executive officers in February of each year on a predetermined schedule. The compensation committee approves all equity award grants on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the compensation committee does not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
In 2024, the Company granted certain NEOs options to purchase ordinary shares prior to the filing date of its annual report on Form 10-K. These awards were granted pursuant to our ordinary grant practices at a regularly scheduled meeting of the compensation committee during which the committee completes its annual executive compensation review and approves grants of long-term compensation. This meeting always precedes the filing of Company’s annual report on Form 10-K and follows the Company’s quarterly earnings release and conference call.
NEO	Grant Date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award
Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information

Frank A. Bozich	2/22/2024	136,212	$4.33	335,082	(0.9)%
David Stasse	2/21/2024	105,657	$4.40	264,143	(0.9)%
Francesca Reverberi	—	—	—	—	—
Angelo N. Chaclas	2/21/2024	77,538	$4.40	193,845	(0.9)%
Paula Cooney	—	—	—	—	—

Award Timing Method
While the Company does not have a formal written policy in place with regard to the timing of stock option awards in relation to the disclosure of material nonpublic information, we regularly award annual equity grants, including stock options, to our executive officers in February of each year on a predetermined schedule. The compensation committee approves all equity award grants on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the compensation committee does not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the Company does not have a formal written policy in place with regard to the timing of stock option awards in relation to the disclosure of material nonpublic information, we regularly award annual equity grants, including stock options, to our executive officers in February of each year on a predetermined schedule.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
In 2024, the Company granted certain NEOs options to purchase ordinary shares prior to the filing date of its annual report on Form 10-K. These awards were granted pursuant to our ordinary grant practices at a regularly scheduled meeting of the compensation committee during which the committee completes its annual executive compensation review and approves grants of long-term compensation. This meeting always precedes the filing of Company’s annual report on Form 10-K and follows the Company’s quarterly earnings release and conference call.
NEO	Grant Date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award
Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information

Frank A. Bozich	2/22/2024	136,212	$4.33	335,082	(0.9)%
David Stasse	2/21/2024	105,657	$4.40	264,143	(0.9)%
Francesca Reverberi	—	—	—	—	—
Angelo N. Chaclas	2/21/2024	77,538	$4.40	193,845	(0.9)%
Paula Cooney	—	—	—	—	—

Frank A. Bozich [Member]
Awards Close in Time to MNPI Disclosures
Name		Frank A. Bozich
Underlying Securities | shares		136,212
Exercise Price | $ / shares		$ 4.33
Fair Value as of Grant Date | $		$ 335,082
Underlying Security Market Price Change		(0.9)
David Stasse [Member]
Awards Close in Time to MNPI Disclosures
Name			David Stasse
Underlying Securities | shares			105,657
Exercise Price | $ / shares			$ 4.4
Fair Value as of Grant Date | $			$ 264,143
Underlying Security Market Price Change			(0.9)
Francesca Reverberi [Member]
Awards Close in Time to MNPI Disclosures
Name			Francesca Reverberi
Underlying Securities | shares
Exercise Price | $ / shares
Fair Value as of Grant Date | $
Underlying Security Market Price Change
Angelo N. Chaclas [Member]
Awards Close in Time to MNPI Disclosures
Name			Angelo N. Chaclas
Underlying Securities | shares			77,538
Exercise Price | $ / shares			$ 4.4
Fair Value as of Grant Date | $			$ 193,845
Underlying Security Market Price Change			(0.9)
Paula Cooney [Member]
Awards Close in Time to MNPI Disclosures
Name			Paula Cooney
Underlying Securities | shares
Exercise Price | $ / shares
Fair Value as of Grant Date | $
Underlying Security Market Price Change